Intangible Assets - Schedule of Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cost:
Cost beginning balance	$ 102,051,060	$ 5,802,735
Additions		1,129,315
Additions – Asset Acquisition (note 1)		95,000,000
Additions – internally developed	688,970	119,010
Transfers
Cost ending balance	87,740,030	102,051,060	5,802,735
Amortization:
Amortization beginning balance	10,293,678	4,617,962
Charge for the period	6,887,185	5,675,716
Amortization ending balance	17,180,863	10,293,678	4,617,962
Net carrying amount:
Balance of net carrying amount	70,559,168	91,757,382
Impairment	(15,000,000)
Brand [Member]
Cost:
Cost beginning balance	76,000,000
Additions
Additions – Asset Acquisition (note 1)		76,000,000
Additions – internally developed
Transfers
Cost ending balance	61,000,000	76,000,000
Amortization:
Amortization beginning balance
Charge for the period
Amortization ending balance
Net carrying amount:
Balance of net carrying amount	61,000,000	76,000,000
Impairment	(15,000,000)
Subscribers Relationship [Member]
Cost:
Cost beginning balance	19,000,000
Additions
Additions – Asset Acquisition (note 1)		19,000,000
Additions – internally developed
Transfers
Cost ending balance	19,000,000	19,000,000
Amortization:
Amortization beginning balance	4,771,690
Charge for the period	6,333,333	4,771,690
Amortization ending balance	11,105,023	4,771,690
Net carrying amount:
Balance of net carrying amount	7,894,977	14,228,310
Impairment
Originals and Sessions [Member]
Cost:
Cost beginning balance	3,971,187	3,852,177
Additions
Additions – Asset Acquisition (note 1)
Additions – internally developed	47,906	119,010
Transfers
Cost ending balance	4,019,093	3,971,187	3,852,177
Amortization:
Amortization beginning balance	3,747,714	3,394,473
Charge for the period	62,312	353,241
Amortization ending balance	3,810,026	3,747,714	3,394,473
Net carrying amount:
Balance of net carrying amount	209,067	223,473
Impairment
Originals and Sessions [Member]
Cost:
Cost beginning balance	533,673	530,502
Additions
Additions – Asset Acquisition (note 1)
Additions – internally developed
Transfers		3,171
Cost ending balance	533,673	533,673	530,502
Amortization:
Amortization beginning balance	505,845	489,345
Charge for the period	5,720	16,500
Amortization ending balance	511,565	505,845	489,345
Net carrying amount:
Balance of net carrying amount	22,108	27,828
Impairment
Other intangibles [Member]
Cost:
Cost beginning balance	1,295,033	1,295,033
Additions
Additions – Asset Acquisition (note 1)
Additions – internally developed
Transfers	1,737,355
Cost ending balance	3,032,388	1,295,033	1,295,033
Amortization:
Amortization beginning balance	1,268,429	734,144
Charge for the period	485,820	534,285
Amortization ending balance	1,754,249	1,268,429	734,144
Net carrying amount:
Balance of net carrying amount	1,278,137	26,604
Impairment
Work in progress [Member]
Cost:
Cost beginning balance	1,251,167	125,023
Additions		1,129,315
Additions – Asset Acquisition (note 1)
Additions – internally developed	641,064
Transfers	(1,737,355)	(3,171)
Cost ending balance	154,876	1,251,167	125,023
Amortization:
Amortization beginning balance
Charge for the period
Amortization ending balance
Net carrying amount:
Balance of net carrying amount	154,876	$ 1,251,167
Impairment